UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON, D.C. 20549


			     FORM 13F



FORM 13F COVER PAGE
-------------------


Report for the Calendar Year or Quarter Ended: 03/31/2000


Check here if Amendment [X]; Amendment Number: 01
This Amendment (Check only one.):	[X] is a restatement.
					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:		KBW ASSET MANAGEMENT, INC.
Address:	Two Hudson Place, 4th Floor
		Hoboken, NJ 07030


13F File Number:	28-04847


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this report on behalf of Reporting Manager:

Name:	Michael T. OBrien
Title:	President
Phone:	202-386-2946
Signature, Place, and Date of Signing:

	/s/  Michael T. OBrien


-----------------------------------------------
Hoboken, New Jersey
JANUARY 29, 2003


Restatement filed in order to consolidate positions, remove short positions, and remove cash equivalents.
Official List Volume 2003, Number 3 used as reference to remove cash equivalent position.



Report Type (Check only one. ):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE
---------------------


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		52

Form 13F Information Table Value Total:		77,204 (thousands)


List of Other Included Managers: NONE



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                                                                 FORM 13F INFORMATION TABLE

  COLUMN 1                       COLUMN 2    COLUMN 3   COLUMN 4 COLUMN 5           COLUMN 6 COLUMN 7      COLUMN 8
 -----------------------      -------------- --------- ---------- ------------------ -------- ------------- -----------------------
                                 TITLE                  VALUE    SHARES/  SH/ PUT/  INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS     CUSIP   (x$1000)   PRN AMT  PRN CALL  DSCRETN  MNGRS  [SOLE] [SHARED[NONE]
 ----------------------------------------------------------------------------------------------------------------------------------
AMCORE  FINANCIAL INC              COM       23912108     779     43,550  SH          SOLE           43,550
AMERICAN FINANCIAL HLDGS INC       COM       26075101   2,358    195,400  SH          SOLE          195,400
AMSOUTH BANCORPORATION             COM       32165102   2,935    196,536  SH          SOLE          196,536
BANCWEST CORP NEW COM              COM       59790105   1,462     74,000  SH          SOLE           74,000
BANK ONE CP                        COM      06423A0QZ     495     14,400  SH  PUT     SOLE
BANKNORTH GROUP INC NEW-DEL        COM      06646L100   1,154     43,050  SH          SOLE           43,050
BLACKROCK INC CL A                 COM      09247X101   2,309    114,000  SH          SOLE          114,000
CAPITAL ONE FINANCIAL CORP         COM      14040H105   3,950     82,400  SH          SOLE           82,400
CCB FINANCIAL CORP                 COM      124875105   3,737     84,450  SH          SOLE           84,450
CENTURA BANKS INC                  COM      15640T100   3,433     74,944  SH          SOLE           74,944
CHARTER ONE FINANCIAL INC          COM      160903100   3,318    158,060  SH          SOLE          158,060
CHASE MANHATTAN CORP NEW           COM      16161A108   3,366     38,600  SH          SOLE           38,600
CITY NATIONAL CORP                 COM      178566105   1,290     38,300  SH          SOLE           38,300
COLONIAL BANCGROUP INC             COM      195493309     444     41,300  SH          SOLE           41,300
COMERICA INC                       COM      200340107   2,617     62,500  SH          SOLE           62,500
COMMERCIAL FEDERAL CORP            COM      201647104     772     46,400  SH          SOLE           46,400
COUNTRYWIDE CREDIT INDS INC        COM      222372104     204      7,500  SH          SOLE            7,500
CULLEN FROST BANKERS INC           COM      229899109   2,549     96,400  SH          SOLE           96,400
CVB FINANCIAL CORP                 COM      126600105      69      4,900  SH          SOLE            4,900
FIRST SECURITY CORP-DEL            COM      126600105   1,761    146,700  SH          SOLE          146,700
FIRST TENNESSEE NATIONAL CORP      COM      337162101   2,898    142,650  SH          SOLE          142,650
FIRST UNION CORP                   COM      337358105   2,412     64,750  SH          SOLE           64,750
FIRSTAR CORP WIS-NEW               COM      33763V109   1,240     54,050  SH          SOLE           54,050
FLEETBOSTON FINL CORP              COM      339030108   3,776    103,450  SH          SOLE          103,450
GOLDEN WEST FINANCIAL CORP-DE      COM      381317106      81      2,600  SH          SOLE            2,600
INVESTORS FINANCIAL SERVICES       COM      461915100      35        600  SH          SOLE              600
KEYCORP NEW                        COM      493267108   1,858     97,800  SH          SOLE           97,800
LENDINGTREE INC                    COM      52602Q105     135     10,000  SH          SOLE           10,000
LIBERTY FINANCIAL COMPANIES        COM      530512102     539     27,200  SH          SOLE           27,200
M & T BANK CORP COM                COM      55261F104   3,540      7,925  SH          SOLE            7,925
MARSH & MCLN                       COM      5717480QQ     634     11,500  SH  PUT     SOLE
MBNA CORP                          COM      55262L100     824     32,300  SH          SOLE           32,300
MEDSTAT SYSTEMS INC                COM      585051105      49      2,000  SH          SOLE            2,000
MELLON FINL CORP                   COM      58551A108     963     32,400  SH          SOLE           32,400
MERCANTILE BANKSHARES CORP         COM      587405101     919     30,100  SH          SOLE           30,100
NEUBERGER BERMAN INC               COM      641234109     316     11,200  SH          SOLE           11,200
NORTHERN TR                        COM      6658590QL     135      2,000  SH  PUT     SOLE
PAINE WEBBER GROUP INC             COM      695629105   1,302     29,600  SH          SOLE           29,600
PEOPLES HERITAGE FINL GROUP        COM      711147108      21      1,400  SH          SOLE            1,400
PNC FINANCIAL CORP                 COM      693475105   3,015     66,900  SH          SOLE           66,900
PROSPERITY BANCSHARES INC          COM      743606105      52      3,500  SH          SOLE            3,500
PROVIDIAN CORP                     COM      74406A102   2,764     31,900  SH          SOLE           31,900
SEACOAST BANKING CORP FLA CL       COM      811707108      49      1,900  SH          SOLE            1,900
SUMMIT BANCORP                     COM      866005101   1,378     52,500  SH          SOLE           52,500
SUPERIOR FINL CORP DEL             COM      868161100     571     60,000  SH          SOLE           60,000
TEXAS REGIONAL BANCSHARES INC      COM      882673106   1,091     42,900  SH          SOLE           42,900
U S BANCORP-DEL                    COM      902973106   3,141    143,552  SH          SOLE          143,552
U S TREASURY NOTE SER F-2000       COM      912827K43   2,000   2,000,00  SH          SOLE        2,000,000
UCBH HOLDINGS INC                  COM      90262T308     614     28,500  SH          SOLE           28,500
WASHINGTON MUTUAL INC              COM      939322103     717     27,050  SH          SOLE           27,050
WESTAMERICA BANCORP                COM      957090103     687     24,750  SH          SOLE           24,750
WILMINGTON TRUST CORP              COM      971807102     446      9,150  SH          SOLE            9,150

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